STATEMENT OF INVESTMENTS
BNY Mellon Japan Womenomics Fund

April 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Japan - 99.0%
Ain Holdings	600		33,339
Anicom Holdings	2,400		22,236
Arata	1,300		52,833
Aruhi	2,300		37,068
Astellas Pharma	3,600		54,064
Bandai Namco Holdings	800		58,673
Beenos	1,200		33,067
Dai-ichi Life Holdings	1,900		34,197
Daikin Industries	600		120,463
DIC	1,200		30,647
Disco	200		64,615
EM Systems	2,500		18,674
Fuji Electric	1,500		68,334
Fuji Seal International	2,100		46,620
Hikari Tsushin	200		40,159
Hoya	500		56,927
Insource	2,000		44,994
Japan Hospice Holdings	1,800	[a]	41,236
JINS Holdings	700		49,150
Ki-Star Real Estate	1,500		50,165
Kura Sushi	1,600		56,087
Kyowa Exeo	2,100		55,880
Locondo	1,700		26,727
Mitsubishi UFJ Financial Group	8,800		47,026
Nakanishi	2,200		45,106
NEC	1,000		58,223
NICHIAS	2,500		65,240
Nichirei	1,100		27,783
Nidec	900		104,325
Nippon Gas	5,100		89,607
Nippon Telegraph & Telephone	3,200		80,575
Omron	600		45,546
Otsuka	900		45,348
Penta-Ocean Construction	10,400		81,123
Persol Holdings	2,200		40,472
Pola Orbis Holdings	2,400		62,247
Premium Group	1,500		34,713
Recruit Holdings	1,800		81,419
Rohm	700		69,133

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.0% (continued)
Japan - 99.0% (continued)
Ryohin Keikaku		2,000		42,115
Santen Pharmaceutical		4,000		51,258
SCSK		800		46,430
Sohgo Security Services		700		30,651
Star Mica Holdings		1,700		17,131
Sumitomo Mitsui Financial Group		1,400		48,742
Suzuki Motor		1,400		53,183
Tokyo Ohka Kogyo		1,400		92,740
Tokyu		3,400		43,730
Toyota Industries		700		56,069
Trusco Nakayama		900		23,259
Vision		4,200	[a]	38,688
Yamaha		900		49,026
Yokogawa Electric		1,600		29,066
Total Common Stocks (cost $2,266,601)				2,696,129
	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $38,545)	0.05	38,545	[b]	38,545
Total Investments (cost $2,305,146)		100.4%		2,734,674
Liabilities, Less Cash and Receivables		(.4%)		(9,973)
Net Assets		100.0%		2,724,701

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Japan Womenomics Fund

April 30, 2021 (Unaudited)

The following is a summary of the inputs used as of April 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	-	2,696,129	††	-	2,696,129
Investment Companies	38,545	-		-	38,545

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At April 30, 2021, accumulated net unrealized appreciation on investments was $429,528, consisting of $518,998 gross unrealized appreciation and $89,470 gross unrealized depreciation.

At April 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.